Note 14 - Employee Benefits - Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Outstanding, January 1 (in shares)	19,750
Outstanding, January 1 (in dollars per share)	$ 20.94
Exercised (in shares)	(12,300)	(8,237)
Exercised (in dollars per share)	$ 23
Outstanding, December 31 (in shares)	7,450	19,750
Outstanding, December 31 (in dollars per share)	$ 17.55	$ 20.94
Exercisable, December 31 (in shares)	7,450
Exercisable, December 31 (in dollars per share)	$ 17.55